Assets Pledged as Collateral - Summary of Assets Pledged as Collateral (Detail) - SEK (kr) kr in Millions		Dec. 31, 2024	Dec. 31, 2023
Disclosure Assets Pledged As Collateral [Abstract]
Chattel mortgages	[1]	kr 7,697	kr 7,678
Bank deposits		1,443	547
Marketable securities		298	276
Total		kr 9,438	kr 8,501

[1]	See also note G1 “Post-employment benefits.”